Cover	Jun. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2025
Entity File Number	001-36689
Entity Registrant Name	INSPIRED ENTERTAINMENT, INC.
Entity Central Index Key	0001615063
Entity Tax Identification Number	47-1025534
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 West 57th Street
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10107
City Area Code	(646)
Local Phone Number	565-3861
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	INSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false